Insurance Contracts - Summary of Changes in Reinsurance Assets Included in Other Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	₩ 1,348,492	₩ 1,205,708
Net increase (decrease)	(10,105)	142,784
Ending	1,338,387	1,348,492
Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	1,348,928	1,206,587
Net increase (decrease)	(6,487)	142,341
Ending	1,342,441	1,348,928
Allowances for impairment losses
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	(436)	(879)
Net increase (decrease)	(3,618)	443
Ending	(4,054)	(436)
Non-life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	1,343,051	1,200,233
Net increase (decrease)	(6,909)	142,818
Ending	1,336,142	1,343,051
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	879,936	732,579
Net increase (decrease)	(10,444)	147,357
Ending	869,492	879,936
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	262,020	285,634
Net increase (decrease)	797	(23,614)
Ending	262,817	262,020
Life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	3,154	3,032
Net increase (decrease)	96	122
Ending	3,250	3,154
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	2,169	2,081
Net increase (decrease)	131	88
Ending	2,300	2,169
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	985	951
Net increase (decrease)	(35)	34
Ending	950	985
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	16,989	14,916
Net increase (decrease)	(1,853)	2,073
Ending	15,136	16,989
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	5,575	10,870
Net increase (decrease)	(4,497)	(5,295)
Ending	1,078	5,575
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	178,531	156,234
Net increase (decrease)	9,088	22,297
Ending	187,619	178,531
Others | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	2,723	3,322
Net increase (decrease)	326	(599)
Ending	3,049	2,723
Others | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	2,103	2,427
Net increase (decrease)	359	(324)
Ending	2,462	2,103
Others | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets [Line Items]
Beginning	620	895
Net increase (decrease)	(33)	(275)
Ending	₩ 587	₩ 620